Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Unconstrained Bond Fund
Class Name	Class A
Trading Symbol	LROAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Unconstrained Bond Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$116	1.10%
[1]
Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of BrandywineGLOBAL - Global Unconstrained Bond Fund returned 10.72%. The Fund compares its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 5.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Overweight in U.S. Treasury duration; the position benefited significantly toward the end of the period, as U.S. yields declined in response to falling inflation, which approached the Fed’s 2% target, and signs of labor market weakening. We subsequently reduced our long-end Treasury holdings ahead of the yield increase seen in September and October, capturing gains before the market shift.

↑
Prime U.S. mortgage-backed securities (MBS) as the U.S. housing market remained resilient, supported by low inventory and stable demand. MBS demand was robust, as yields were attractive relative to other fixed-income assets. Investors perceived MBS as a safer asset class, bolstered by strong property appreciation, which reduced default risks.

↑
Overweight in local currency South African duration as yields fell in response to the central bank’s rate-cutting cycle, driven by easing inflation and slower GDP growth. The South African government implemented fiscal policies aimed at attracting foreign investment, which improved investor sentiment and supported bond performance.

Top detractors from performance:
↓
Short duration position in Italian bonds; yields declined as inflation across the Eurozone reduced and Italy’s fiscal outlook improved with better budget alignments. The Italian government promoted growth through fiscal reforms which supported the decline in yields.

↓
U.K. Gilts detracted as yields modestly rose. Inflation remained above the Bank of England’s (BoE) target until May, which, combined with fiscal concerns, put pressure on gilt prices. However, as inflation began to cool and the BoE initiated its rate-cutting cycle, yields fell, providing some relief to bond positions. The decline in yields helped to stabilize performance. In October, yields rose following the U.K. government’s budget announcement which introduced increased borrowing and spending.

↓
Overweight in the Australian dollar as the Reserve Bank of Australia maintained a cautious monetary policy stance. Growth challenges in China created a headwind for the currency, given Australia’s heavy reliance on exports to China. These factors collectively pressured the AUD, leading to its underperformance.

Use of derivatives and the impact on performance:
The Fund used currency forwards for hedging and alpha purposes which slightly added to performance. Bond futures used for duration management, hedging, and alpha source also contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	10.72	1.07	0.84
Class A (with sales charge)	8.23	0.61	0.61
Bloomberg Global Aggregate Index	9.54	-1.64	0.23
FTSE 3-Month U.S. Treasury Bill Index	5.59	2.44	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 124,000,815
Holdings Count | $ / shares	37	[2]
Advisory Fees Paid, Amount	$ 1,145,417
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$124,000,815
Total Number of Portfolio Holdings*	37
Total Management Fee Paid	$1,145,417
Portfolio Turnover Rate	138%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Unconstrained Bond Fund
Class Name	Class C
Trading Symbol	LAOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Unconstrained Bond Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$193	1.84%
[3]
Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of BrandywineGLOBAL - Global Unconstrained Bond Fund returned 9.83%. The Fund compares its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 5.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Overweight in U.S. Treasury duration; the position benefited significantly toward the end of the period, as U.S. yields declined in response to falling inflation, which approached the Fed’s 2% target, and signs of labor market weakening. We subsequently reduced our long-end Treasury holdings ahead of the yield increase seen in September and October, capturing gains before the market shift.

↑
Prime U.S. mortgage-backed securities (MBS) as the U.S. housing market remained resilient, supported by low inventory and stable demand. MBS demand was robust, as yields were attractive relative to other fixed-income assets. Investors perceived MBS as a safer asset class, bolstered by strong property appreciation, which reduced default risks.

↑
Overweight in local currency South African duration as yields fell in response to the central bank’s rate-cutting cycle, driven by easing inflation and slower GDP growth. The South African government implemented fiscal policies aimed at attracting foreign investment, which improved investor sentiment and supported bond performance.

Top detractors from performance:
↓
Short duration position in Italian bonds; yields declined as inflation across the Eurozone reduced and Italy’s fiscal outlook improved with better budget alignments. The Italian government promoted growth through fiscal reforms which supported the decline in yields.

↓
U.K. Gilts detracted as yields modestly rose. Inflation remained above the Bank of England’s (BoE) target until May, which, combined with fiscal concerns, put pressure on gilt prices. However, as inflation began to cool and the BoE initiated its rate-cutting cycle, yields fell, providing some relief to bond positions. The decline in yields helped to stabilize performance. In October, yields rose following the U.K. government’s budget announcement which introduced increased borrowing and spending.

↓
Overweight in the Australian dollar as the Reserve Bank of Australia maintained a cautious monetary policy stance. Growth challenges in China created a headwind for the currency, given Australia’s heavy reliance on exports to China. These factors collectively pressured the AUD, leading to its underperformance.

Use of derivatives and the impact on performance:
The Fund used currency forwards for hedging and alpha purposes which slightly added to performance. Bond futures used for duration management, hedging, and alpha source also contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	9.83	0.37	0.19
Class C (with sales charge)	8.83	0.37	0.19
Bloomberg Global Aggregate Index	9.54	-1.64	0.23
FTSE 3-Month U.S. Treasury Bill Index	5.59	2.44	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 124,000,815
Holdings Count | $ / shares	37	[4]
Advisory Fees Paid, Amount	$ 1,145,417
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$124,000,815
Total Number of Portfolio Holdings*	37
Total Management Fee Paid	$1,145,417
Portfolio Turnover Rate	138%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Unconstrained Bond Fund
Class Name	Class FI
Trading Symbol	LBAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Unconstrained Bond Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$113	1.07%
[5]
Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class FI shares of BrandywineGLOBAL - Global Unconstrained Bond Fund returned 10.74%. The Fund compares its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 5.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Overweight in U.S. Treasury duration; the position benefited significantly toward the end of the period, as U.S. yields declined in response to falling inflation, which approached the Fed’s 2% target, and signs of labor market weakening. We subsequently reduced our long-end Treasury holdings ahead of the yield increase seen in September and October, capturing gains before the market shift.

↑
Prime U.S. mortgage-backed securities (MBS) as the U.S. housing market remained resilient, supported by low inventory and stable demand. MBS demand was robust, as yields were attractive relative to other fixed-income assets. Investors perceived MBS as a safer asset class, bolstered by strong property appreciation, which reduced default risks.

↑
Overweight in local currency South African duration as yields fell in response to the central bank’s rate-cutting cycle, driven by easing inflation and slower GDP growth. The South African government implemented fiscal policies aimed at attracting foreign investment, which improved investor sentiment and supported bond performance.

Top detractors from performance:
↓
Short duration position in Italian bonds; yields declined as inflation across the Eurozone reduced and Italy’s fiscal outlook improved with better budget alignments. The Italian government promoted growth through fiscal reforms which supported the decline in yields.

↓
U.K. Gilts detracted as yields modestly rose. Inflation remained above the Bank of England’s (BoE) target until May, which, combined with fiscal concerns, put pressure on gilt prices. However, as inflation began to cool and the BoE initiated its rate-cutting cycle, yields fell, providing some relief to bond positions. The decline in yields helped to stabilize performance. In October, yields rose following the U.K. government’s budget announcement which introduced increased borrowing and spending.

↓
Overweight in the Australian dollar as the Reserve Bank of Australia maintained a cautious monetary policy stance. Growth challenges in China created a headwind for the currency, given Australia’s heavy reliance on exports to China. These factors collectively pressured the AUD, leading to its underperformance.

Use of derivatives and the impact on performance:
The Fund used currency forwards for hedging and alpha purposes which slightly added to performance. Bond futures used for duration management, hedging, and alpha source also contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class FI	10.74	1.08	0.90
Bloomberg Global Aggregate Index	9.54	-1.64	0.23
FTSE 3-Month U.S. Treasury Bill Index	5.59	2.44	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 124,000,815
Holdings Count | $ / shares	37	[6]
Advisory Fees Paid, Amount	$ 1,145,417
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$124,000,815
Total Number of Portfolio Holdings*	37
Total Management Fee Paid	$1,145,417
Portfolio Turnover Rate	138%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Unconstrained Bond Fund
Class Name	Class R
Trading Symbol	LBARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Unconstrained Bond Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$148	1.41%
[7]
Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of BrandywineGLOBAL - Global Unconstrained Bond Fund returned 10.35%. The Fund compares its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 5.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Overweight in U.S. Treasury duration; the position benefited significantly toward the end of the period, as U.S. yields declined in response to falling inflation, which approached the Fed’s 2% target, and signs of labor market weakening. We subsequently reduced our long-end Treasury holdings ahead of the yield increase seen in September and October, capturing gains before the market shift.

↑
Prime U.S. mortgage-backed securities (MBS) as the U.S. housing market remained resilient, supported by low inventory and stable demand. MBS demand was robust, as yields were attractive relative to other fixed-income assets. Investors perceived MBS as a safer asset class, bolstered by strong property appreciation, which reduced default risks.

↑
Overweight in local currency South African duration as yields fell in response to the central bank’s rate-cutting cycle, driven by easing inflation and slower GDP growth. The South African government implemented fiscal policies aimed at attracting foreign investment, which improved investor sentiment and supported bond performance.

Top detractors from performance:
↓
Short duration position in Italian bonds; yields declined as inflation across the Eurozone reduced and Italy’s fiscal outlook improved with better budget alignments. The Italian government promoted growth through fiscal reforms which supported the decline in yields.

↓
U.K. Gilts detracted as yields modestly rose. Inflation remained above the Bank of England’s (BoE) target until May, which, combined with fiscal concerns, put pressure on gilt prices. However, as inflation began to cool and the BoE initiated its rate-cutting cycle, yields fell, providing some relief to bond positions. The decline in yields helped to stabilize performance. In October, yields rose following the U.K. government’s budget announcement which introduced increased borrowing and spending.

↓
Overweight in the Australian dollar as the Reserve Bank of Australia maintained a cautious monetary policy stance. Growth challenges in China created a headwind for the currency, given Australia’s heavy reliance on exports to China. These factors collectively pressured the AUD, leading to its underperformance.

Use of derivatives and the impact on performance:
The Fund used currency forwards for hedging and alpha purposes which slightly added to performance. Bond futures used for duration management, hedging, and alpha source also contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	10.35	0.79	0.57
Bloomberg Global Aggregate Index	9.54	-1.64	0.23
FTSE 3-Month U.S. Treasury Bill Index	5.59	2.44	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 124,000,815
Holdings Count | $ / shares	37	[8]
Advisory Fees Paid, Amount	$ 1,145,417
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$124,000,815
Total Number of Portfolio Holdings*	37
Total Management Fee Paid	$1,145,417
Portfolio Turnover Rate	138%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Unconstrained Bond Fund
Class Name	Class I
Trading Symbol	LROIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Unconstrained Bond Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$90	0.85%
[9]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class I shares of BrandywineGLOBAL - Global Unconstrained Bond Fund returned 10.89%. The Fund compares its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 5.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Overweight in U.S. Treasury duration; the position benefited significantly toward the end of the period, as U.S. yields declined in response to falling inflation, which approached the Fed’s 2% target, and signs of labor market weakening. We subsequently reduced our long-end Treasury holdings ahead of the yield increase seen in September and October, capturing gains before the market shift.

↑
Prime U.S. mortgage-backed securities (MBS) as the U.S. housing market remained resilient, supported by low inventory and stable demand. MBS demand was robust, as yields were attractive relative to other fixed-income assets. Investors perceived MBS as a safer asset class, bolstered by strong property appreciation, which reduced default risks.

↑
Overweight in local currency South African duration as yields fell in response to the central bank’s rate-cutting cycle, driven by easing inflation and slower GDP growth. The South African government implemented fiscal policies aimed at attracting foreign investment, which improved investor sentiment and supported bond performance.

Top detractors from performance:
↓
Short duration position in Italian bonds; yields declined as inflation across the Eurozone reduced and Italy’s fiscal outlook improved with better budget alignments. The Italian government promoted growth through fiscal reforms which supported the decline in yields.

↓
U.K. Gilts detracted as yields modestly rose. Inflation remained above the Bank of England’s (BoE) target until May, which, combined with fiscal concerns, put pressure on gilt prices. However, as inflation began to cool and the BoE initiated its rate-cutting cycle, yields fell, providing some relief to bond positions. The decline in yields helped to stabilize performance. In October, yields rose following the U.K. government’s budget announcement which introduced increased borrowing and spending.

↓
Overweight in the Australian dollar as the Reserve Bank of Australia maintained a cautious monetary policy stance. Growth challenges in China created a headwind for the currency, given Australia’s heavy reliance on exports to China. These factors collectively pressured the AUD, leading to its underperformance.

Use of derivatives and the impact on performance:
The Fund used currency forwards for hedging and alpha purposes which slightly added to performance. Bond futures used for duration management, hedging, and alpha source also contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class I	10.89	1.35	1.16
Bloomberg Global Aggregate Index	9.54	-1.64	0.23
FTSE 3-Month U.S. Treasury Bill Index	5.59	2.44	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 124,000,815
Holdings Count | $ / shares	37	[10]
Advisory Fees Paid, Amount	$ 1,145,417
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$124,000,815
Total Number of Portfolio Holdings*	37
Total Management Fee Paid	$1,145,417
Portfolio Turnover Rate	138%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Global Unconstrained Bond Fund
Class Name	Class IS
Trading Symbol	LROSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Global Unconstrained Bond Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$79	0.75%
[11]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class IS shares of BrandywineGLOBAL - Global Unconstrained Bond Fund returned 11.01%. The Fund compares its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 5.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Overweight in U.S. Treasury duration; the position benefited significantly toward the end of the period, as U.S. yields declined in response to falling inflation, which approached the Fed’s 2% target, and signs of labor market weakening. We subsequently reduced our long-end Treasury holdings ahead of the yield increase seen in September and October, capturing gains before the market shift.

↑
Prime U.S. mortgage-backed securities (MBS) as the U.S. housing market remained resilient, supported by low inventory and stable demand. MBS demand was robust, as yields were attractive relative to other fixed-income assets. Investors perceived MBS as a safer asset class, bolstered by strong property appreciation, which reduced default risks.

↑
Overweight in local currency South African duration as yields fell in response to the central bank’s rate-cutting cycle, driven by easing inflation and slower GDP growth. The South African government implemented fiscal policies aimed at attracting foreign investment, which improved investor sentiment and supported bond performance.

Top detractors from performance:
↓
Short duration position in Italian bonds; yields declined as inflation across the Eurozone reduced and Italy’s fiscal outlook improved with better budget alignments. The Italian government promoted growth through fiscal reforms which supported the decline in yields.

↓
U.K. Gilts detracted as yields modestly rose. Inflation remained above the Bank of England’s (BoE) target until May, which, combined with fiscal concerns, put pressure on gilt prices. However, as inflation began to cool and the BoE initiated its rate-cutting cycle, yields fell, providing some relief to bond positions. The decline in yields helped to stabilize performance. In October, yields rose following the U.K. government’s budget announcement which introduced increased borrowing and spending.

↓
Overweight in the Australian dollar as the Reserve Bank of Australia maintained a cautious monetary policy stance. Growth challenges in China created a headwind for the currency, given Australia’s heavy reliance on exports to China. These factors collectively pressured the AUD, leading to its underperformance.

Use of derivatives and the impact on performance:
The Fund used currency forwards for hedging and alpha purposes which slightly added to performance. Bond futures used for duration management, hedging, and alpha source also contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class IS	11.01	1.43	1.26
Bloomberg Global Aggregate Index	9.54	-1.64	0.23
FTSE 3-Month U.S. Treasury Bill Index	5.59	2.44	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 124,000,815
Holdings Count | $ / shares	37	[12]
Advisory Fees Paid, Amount	$ 1,145,417
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$124,000,815
Total Number of Portfolio Holdings*	37
Total Management Fee Paid	$1,145,417
Portfolio Turnover Rate	138%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.